LOANS PAYABLE - Additional Information (Details)		1 Months Ended					3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 02, 2021 USD ($)	Oct. 31, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 28, 2022 USD ($)	Oct. 27, 2022 USD ($)	Oct. 26, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jul. 31, 2021	May 01, 2021	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 20, 2020 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020	Dec. 31, 2019 USD ($)	Jan. 31, 2018
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								$ 182,800,000		$ 182,800,000	$ 246,500,000
Interest expense on borrowings										71,701,000	40,723,000	$ 18,869,000
Equity Backstop	$ 15,000,000
Repayments of borrowings, classified as financing activities										46,716,000	5,424,000	5,949,000
Proceeds from loans										$ 66,737,000	43,005,000	21,903,000
PIPE Investors
Disclosure Of Loans Payable [Line Items]
Subscription agreement	$ 55,450,000
Land and buildings | USA
Disclosure Of Loans Payable [Line Items]
Additions					$ 3,000,000
BOA Acquisition Corp. | Prefunded PIPE Shares
Disclosure Of Loans Payable [Line Items]
Proceeds from issuing shares									$ 49,200,000
Term Loan Agreement
Disclosure Of Loans Payable [Line Items]
Interest rate								18.00%		18.00%									18.00%									12.00%
Borrowings, adjustment to interest rate basis																										2.00%
Total interest-bearing loans and borrowings								$ 0		$ 0	34,276,000			$ 59,510,000
Gain (loss) on extinguishment of debt										$ (18,485,000)
Repayment fee for borrowings																		0.40
Capitalization period of interest								3 months		3 months
Interest expense on borrowings										$ 6,758,000	3,360,000
Convertible instrument from rollover
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings																									$ 30,297,000
Gain (loss) on extinguishment of debt												2,669,000
Banistmo Bank Non-Revolving Credit Facility
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								$ 3,406,000		$ 3,406,000	4,053,000
Principal amount																											$ 2,500,000
Repayments of borrowings, classified as financing activities						$ 1,617,000
Banistmo Bank Non-Revolving Credit Facility | Secured Overnight Financing Rate
Disclosure Of Loans Payable [Line Items]
Borrowings, adjustment to interest rate basis																											4.75%
Revolving Credit Facility
Disclosure Of Loans Payable [Line Items]
Maximum borrowing capacity												1,500,000
Leumi Bank Loan
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings											1,103,000
Leumi Bank Loan | Bottom of range
Disclosure Of Loans Payable [Line Items]
Interest rate								3.00%		3.00%
Leumi Bank Loan | Top of range
Disclosure Of Loans Payable [Line Items]
Interest rate								8.00%		8.00%
Bank Mizrahi-Tefahot
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								$ 7,438,000		$ 7,438,000
IDB Facility
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								31,300,000		31,300,000	14,600,000
Principal amount																						$ 50,000,000
Maximum borrowing capacity																							$ 50,000,000
Mandatory reserve deposits at central banks								2,045,000		2,045,000
IDB Facility | London Interbank Offered Rate LIBOR
Disclosure Of Loans Payable [Line Items]
Borrowings, adjustment to interest rate basis				8.45%																			7.50%
United States Note
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								3,186,000		3,186,000
Principal amount																	$ 3,000,000
United States Note | Interest rate period one
Disclosure Of Loans Payable [Line Items]
Interest rate																	6.00%
United States Note | Interest rate period two
Disclosure Of Loans Payable [Line Items]
Interest rate																	12.00%
Bridge Loan Facility
Disclosure Of Loans Payable [Line Items]
Interest rate						10.00%
Principal amount														25,000,000
Percent of entitled warrants from total draw						0.15
Conversion rights on investors fund		$ 3,700,000
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, entity's own equity instruments		$ 400,000
Interest expense on borrowings										8,413,000	0	0
Proceeds from loans			$ 15,000,000	$ 10,000,000
Real Estate Partner Debt
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								88,778,000		88,778,000	75,819,000
Interest expense on borrowings										13,391,000	11,444,000	5,384,000
Australian Note
Disclosure Of Loans Payable [Line Items]
Interest rate					9.75%
Total interest-bearing loans and borrowings																					$ 3,818,000
Principal amount					$ 1,274,000																$ 2,786,000
USA Hotel Loan
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								487,000		487,000
Morocco Note
Disclosure Of Loans Payable [Line Items]
Interest rate			5.00%
Principal amount			$ 1,680,000
UK Note
Disclosure Of Loans Payable [Line Items]
Interest rate		9.00%							9.00%
Total interest-bearing loans and borrowings								$ 657,000		$ 657,000
Euro Note
Disclosure Of Loans Payable [Line Items]
Interest rate								2.00%		2.00%
Total interest-bearing loans and borrowings								$ 1,958,000		$ 1,958,000
Real Estate Partners For Hotels In Isreal
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								17,200,000		17,200,000	6,000,000
Theatrou Hotel Loan
Disclosure Of Loans Payable [Line Items]
Interest rate																		5.00%
Total interest-bearing loans and borrowings								1,387,000		1,387,000	$ 1,743,000
New Hotels In Brazil Loan Maturing 2042
Disclosure Of Loans Payable [Line Items]
Interest rate											8.00%
Total interest-bearing loans and borrowings								$ 18,802,000		$ 18,802,000	$ 16,910,000
Proceeds from loans											5,962,000
Term Loan Agreement
Disclosure Of Loans Payable [Line Items]
Interest rate								18.00%		18.00%
Interest expense on borrowings										$ 6,758,000	3,360,000	4,614,000
JP Morgan Chase Bank And TD Bank
Disclosure Of Loans Payable [Line Items]
Principal amount																								$ 1,832,000
TD Bank Through PPP
Disclosure Of Loans Payable [Line Items]
Principal amount																				$ 2,000,000
PPP Loans
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								$ 2,390,000		2,390,000	3,498,000
Borrowings forgiven under PPP										1,113,000	374,000
Reactiva Peru
Disclosure Of Loans Payable [Line Items]
Interest rate																									1.00%
Total interest-bearing loans and borrowings								94,000		94,000	302,000
Principal amount																									$ 469,000
Term Loan Note
Disclosure Of Loans Payable [Line Items]
Total interest-bearing loans and borrowings								0		0				$ 5,000,000	$ 1,000,000
Principal amount													$ 5,000,000			$ 5,000,000
Interest expense on borrowings							$ 100,000	$ 1,000,000		$ 1,120,000	$ 0	$ 0
Revolving Credit Facility, Banistmo Bank | Secured Overnight Financing Rate
Disclosure Of Loans Payable [Line Items]
Borrowings, adjustment to interest rate basis												4.50%